Other assets (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	18,702	6,021
Deferred financing costs	10,732	9,011
Other	5,666	3,752
Total	35,100	18,784